SHARE-BASED PAYMENTS - Information About Exercise Price and Remaining Useful Life of Outstanding Options (Details)	12 Months Ended
	Dec. 31, 2020 Option $ / shares	Dec. 31, 2019 Option $ / shares	Dec. 31, 2018 Option
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding at end of Year | Option	5,428,803	4,050,898	2,936,024
Weighted average of remaining useful life	5 years 10 months 24 days	5 years 2 months 12 days
Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price range	$ 5.60	$ 5.60
Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price range	$ 16.10	$ 16.10